Taxes on Income	12 Months Ended
Dec. 31, 2021
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 10 - TAXES ON INCOME:

a.	Corporate taxation in Israel:

The income of the Company is taxed at the standard Israeli corporate tax rate, which was 23% for 2018 and thereafter.

b.	Taxation of the subsidiaries:

1.	Gerd IP was incorporated in the United States and is subject to the Federal and State tax laws established in the United States. The corporate tax rate in USA was 21% in 2021 and 2020.

2.	Charging Robotics was incorporated in Israel and is subject to Israeli tax laws. The corporate tax rate in Israel was 23% in 2021.
3.	Eventer was incorporated in Israel and is subject to Israeli tax laws. The corporate tax rate in Israel was 23% in 2021 and 2020.

4.

Jeffs’ Brands was incorporated in Israel and is subject to Israeli tax laws. The corporate tax rate in Israel was 23% in 2021.

Jeffs’ Brands subsidiaries are taxed according to California tax laws and US federal. The corporate tax rate is 28% in 2021.

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

5.

ScoutCam Inc. was incorporated in the United States and is subject to the Federal and State tax laws established in the United States. The corporate tax rate in USA was 21% in 2021, 2020 and 2019.

ScoutCam Ltd., a subsidiary of ScoutCam Inc., was incorporated in Israel and is subject to Israeli tax laws. The corporate tax rate in Israel was 23% in 2021, 2020 and 2019.

ScoutCam Inc. did not timely file its tax return for 2013-2014 and therefore during 2019 the IRS imposed penalties in the amount of USD 60 thousand (approximately USD 73 thousand including interest).

c.	Encouragement laws in Israel:

Tax benefits under the Law for the Encouragement of Capital Investments-1959 (hereinafter- the “Law for the Encouragement of Capital Investments”):

1)	General

Under the Law for the Encouragement of Capital Investments, companies are entitled to various tax benefits by virtue of their “approved enterprise” or “benefited enterprise” status subject to the fulfillment of certain conditions. In addition, companies may be entitled to additional tax benefits as “foreign investors’ companies,” as defined by the Law for the Encouragement of Capital Investments.

According to the Economic Policy Law for 2011 and 2012 (Legislative Amendments), 2011, which was published in December 2010 also amended the Capital Investment Encouragement Law (hereinafter – the amendment).

The amendment sets alternative benefit tracks to the ones that were in place under the provisions of the Law for the Encouragement of Capital Investments, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the Company, as defined in the law.

Under the amended law, a company which qualifies for benefits under the encouragement law prior to the amendment thereof may opt for application of the amendment on each year, commencing with the first year in which the amendment became effective (2011) thereby making available to itself the tax benefits in accordance with the tracks set in the amendment subject to the fulfillment of certain conditions. A company’s election for application of the amendment is irrevocable and once it opts for application thereof, it will no longer be entitled to the tax benefits available to it under the pre-amendment regime of the Law for the Encouragement of Capital Investments. A company will be allowed to continue and enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law.

In December 2016, the Economic Efficiency Law (Legislative Amendments to Achieving the Budget Goals for 2017 and -2018), 2016 was published. Under this law, two new benefit programs for high-tech industries” benefited technology enterprise “and “special benefited technology enterprise” were added.

2)	Tax benefits

The Company has not decided at this stage whether and when to elect the application of the amendment of the law. Once the Company generates taxable income, it is currently scheduled to be eligible for tax benefits available under the Law for the Encouragement of Capital Investments before it was amended in accordance with the provisions of the benefited enterprise regime, as follows:

Reduced tax rates

During the period of benefits - 10 years commencing in the first year in which the Company earns taxable income from the benefited enterprises (provided the maximum period to which it is restricted by law has not elapsed) - the income from the benefited enterprises owned by the Company is tax exempt so long as it is not distributed or deemed to be distributed. The portion of income which qualifies for tax exemption as above is based on the ratio between the turnover relating to the “benefited enterprise” and the total turnover of the Company.

In the event of a dividend distribution or deemed dividend distribution from income which was previously exempt, the Company will be subject to tax on the grossed-up amount of the (deemed) dividend, according to the tax rate which would have applied to the income were it not eligible for the exemption.

The Company has not yet utilized the tax benefits for the main plant, nor for the expansion of the plant.

3)	Conditions to receive the benefits

The entitlement to the above benefits is conditional upon the Company’s fulfillment of the conditions stipulated by the Law for the Encouragement of Capital Investments, and the regulations promulgated thereunder. In the event of failure to comply with these conditions, the benefits may be cancelled, and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of interest. As of the date of approval of these financial statements, the Company has met the aforementioned conditions.

d.	Carry forward tax losses

Carry forward tax losses of the Company aggregate NIS 199 million (approximately USD 62 million) and NIS 200 million (approximately USD 63 million) as of December 31, 2021, and 2020, respectively. The Company did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of Eventer aggregate NIS 8.6 million (approximately USD 2.7 million) and NIS 3.9 thousand (approximately USD 1.1 million) as of December 31, 2021 and 2020, respectively. Eventer did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of charging robotics aggregate 1,152 thousand NIS (approximately USD 360 thousands). charging robotics did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of Gerd IP. Aggregate USD 857 thousands and USD 1,430 thousands as of December 31, 2021, and 2020, respectively. Gerd IP did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of Jeffs’ Brands aggregate USD 1,081 thousands and USD 0 thousands as of December 31, 2021, and 2020, respectively. Jeffs’ Brands did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of Jeffs’ Brands subsidiaries As of December 31, 2021, and 2020 the operating loss carry forward were USD 49 thousands and USD 0 thousands, respectively. Jeffs’ Brands subsidiaries did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of ScoutCam Ltd. aggregate NIS 16 million (approximately USD 5 million) and NIS 5 million (approximately USD 1.5 million) as of December 31, 2020, and 2019, respectively. ScoutCam Ltd. did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

e.	Taxes on income included in the Statements of Loss and Other Comprehensive Loss for the periods presented:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel (see a2 above) and the amount of tax reflected in the Consolidated Statements of Loss and other comprehensive loss for the reported year:

	2021	2020	2019
	USD in thousands
Income (Loss) before taxes on income	4,151	(6,841)	(14,179)
Theoretical tax expense (benefit)	955	(1,575)	(3,261)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	(275)	86	(33)
Share-based compensation	539	298	60
Amortization of excess purchase price of an associate	60	126	2,323
Profit recognized upon deconsolidation	(2,678)	-	-
Different tax rates applicable to subsidiaries	(85)	-	-
Other	-	2	7
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,589	1,072	903
Taxes benefit (taxes on income)	105	9	(1)